Geographic Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Geographic Information
Schedule of total revenues by geographic area

	For the Six Months Ended
	June 30,
(in thousands)	2015	2014
Revenues:
United States	$268,403	$224,491
Australia	23	—
Ireland	92,117	77,234
Singapore	42,964	34,546
Total revenues	$403,507	$336,271

	For the
	Years Ended,
	December 31,
	2014	2013	2012
Revenues:
United States	$509,105	$432,900	$452,282
Australia	86	87	44,240
Ireland	141,793	129,662	91,450
Singapore	72,069	98,917	25,908
United Kingdom	—	2,939	1,748
Total revenues	$723,053	$664,505	$615,628